UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-3657

Scudder State Tax-Free Income Series

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 08/31

Date of reporting period: 11/30/05

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio                          as of November 30, 2005 (Unaudited)

Scudder California Tax-Free Income Fund

	Principal Amount ($)	Value ($)

Municipal Bonds and Notes 84.4%
California 77.1%
ABAG Finance Authority, Stanford Health Systems, ETM, 6.0%, 11/1/2007 (a)	605,000	635,873
Anaheim, CA, Other General Obligation Lease, Public Financing Authority, Public Improvements Project:
Series C, Zero Coupon, 9/1/2017 (a)	1,455,000	862,131
Series C, Zero Coupon, 9/1/2018 (a)	1,000,000	563,410
Series C, 6.0%, 9/1/2014 (a)	1,000,000	1,154,550
Series C, 6.0%, 9/1/2016 (a)	1,000,000	1,161,260
Series A, 6.0%, 9/1/2024 (a)	3,500,000	4,152,050
Benicia, CA, School District General Obligation, Unified School District:
Series A, Zero Coupon, 8/1/2017 (a)	1,735,000	1,031,978
Series A, Zero Coupon, 8/1/2018 (a)	1,510,000	853,950
Beverly Hills, CA, School District General Obligation, Unified School District:
Series A, 5.375%, 8/1/2019	1,000,000	1,102,620
Series A, 5.375%, 8/1/2021	1,230,000	1,356,223
Burbank, CA, School District General Obligation, Unified School District, Series B, Zero Coupon, 8/1/2014 (a)	3,000,000	2,075,310
Cabrillo, CA, County General Obligation Lease, Unified School District, Series A, Zero Coupon, 8/1/2019 (a)	4,000,000	2,145,320
California, Educational Facilities Authority Revenue, University of San Francisco:
Prerefunded, 6.0%, 10/1/2016 (a)	2,555,000	2,665,248
6.0%, 10/1/2016 (a)	4,085,000	4,259,879
California, Electric Revenue, Department of Water Resources and Power Supply:
Series A, 5.375%, 5/1/2021	2,000,000	2,205,360
Series A, 5.375%, 5/1/2022	20,000,000	22,053,600
Series A, 5.875%, 5/1/2016	10,500,000	11,872,455
California, Electric Revenue, Efficiency Financing Authority, 5.5%, 4/1/2017 (a)	1,285,000	1,346,847
California, Higher Education Revenue, 5.25%, 11/1/2019 (a) (b)	3,500,000	3,773,700
California, Higher Education Revenue, Educational Facilities Authority, University of San Diego, Zero Coupon, 10/1/2014 (a)	1,470,000	1,008,508
California, Hospital & Healthcare Revenue, Communities Development Authority, 6.5%, 8/1/2012 (b)	17,085,000	18,585,405
California, Hospital & Healthcare Revenue, Health Facilities Finance Authority:
Series A, Zero Coupon, 10/1/2012 (a)	4,900,000	3,735,270
Series A, 6.7%, 3/1/2011	115,000	115,261
California, Hospital & Healthcare Revenue, Statewide Community Development Authority, 6.0%, 6/1/2010 (a)	1,000,000	1,101,910
California, Housing Finance Agency Revenue, AMT, Series G, 5.7%, 2/1/2007 (a)	500,000	510,740
California, Public Works Board, Lease Revenue, Department of Mental Health, Series A, 5.5%, 6/1/2022	2,600,000	2,790,554
California, Resource Recovery Revenue, Tobacco Securitization Authority, Series A, 5.375%, 6/1/2041	5,000,000	5,030,700
California, Senior Care Revenue, Statewide Community Development Authority, ETM, 5.6%, 11/15/2013	4,750,000	5,171,705
California, Senior Care Revenue, Statewide Community Development Authority, California Lutheran Homes, ETM, 5.5%, 11/15/2008	1,155,000	1,199,144
California, Single Family Housing Revenue, Housing Finance Agency, AMT:
Series G, 5.8%, 2/1/2008 (a)	1,330,000	1,358,515
Series G, 5.9%, 2/1/2009 (a)	135,000	137,870

California, Single Family Housing Revenue, Mortgage Finance Authority, AMT, Series B, 7.3%, 6/1/2031	65,000	66,039
California, Special Assessment Revenue, Golden State Tobacco Securitization Corp.:
Series B, 5.5%, 6/1/2043	9,950,000	11,023,306
Series B, 5.625%, 6/1/2038	13,655,000	15,238,434
Series 2003-A-1, 6.75%, 6/1/2039	16,750,000	18,871,890
California, State Agency General Obligation Lease, Public Works Board, Department of Corrections:
Series A, 7.4%, 9/1/2010 (a)	1,000,000	1,168,180
Series A-2, 7.4%, 9/1/2010	3,365,000	3,900,439
California, State Agency Revenue Lease, Public Works Bond, Regents University, Series A, 5.25%, 6/1/2014 (a)	2,575,000	2,825,882
California, State Daily Kindergarten University, Series A-5, 2.95% *, 5/1/2034, Citibank NA (c)	400,000	400,000
California, State Department of Water Resources, Power Supply Revenue, Series B-6, 2.95% *, 5/1/2022, State Street Bank and Trust Co. (c)	1,300,000	1,300,000
California, State Department of Water Resources Revenue, Central Valley Project, Series AD, 5.0%, 12/1/2018 (a)	1,300,000	1,391,845
California, State Economic Recovery:
Series C-6, 2.95% *, 7/1/2023, Citibank NA (c)	5,350,000	5,350,000
Series C-7, 2.95% *, 7/1/2023, BNP Paribas (c)	1,000,000	1,000,000
California, State General Obligation:
5.0%, 2/1/2013	1,250,000	1,327,925
5.125%, 4/1/2024	7,400,000	7,757,420
5.25%, 12/1/2019	1,000,000	1,051,770
5.5%, 3/1/2016	9,000,000	9,841,680
Prerefunded, 5.875%, 10/1/2019	8,925,000	9,777,605
5.875%, 10/1/2019	1,075,000	1,167,181
6.5%, 9/1/2010	1,305,000	1,466,755
California, State University Revenue:
Series C, 5.0%, 11/1/2019 (a)	3,000,000	3,206,790
Series A, 5.0%, 11/1/2024 (a)	5,000,000	5,250,600
Series A, 5.25%, 11/1/2021 (a)	3,090,000	3,331,638
California, Statewide Community Development Authority, Certificates of Participation, 6.0%, 8/15/2017 (a)	1,000,000	1,097,720
California, University of California Revenues, Series F, 5.0%, 5/15/2019 (a)	2,000,000	2,121,660
California, Water & Sewer Revenue, Series W, 5.5%, 12/1/2014 (a)	12,000,000	13,530,480
California, Water & Sewer Revenue, Department of Water Research Center Valley Project, Series X, 5.5%, 12/1/2017 (a)	5,500,000	6,226,990
California, Water & Sewer Revenue, Metropolitan Water District of Southern California:
Series A, 5.25%, 7/1/2014	5,210,000	5,654,830
Series A, 5.25%, 3/1/2017	7,300,000	7,980,360
Capistrano, CA, School District General Obligation, Unified School District, Improvement District No. 1, Series A, 6.25%, 8/1/2018 (a)	1,000,000	1,126,660
Carlsbad, CA, School District General Obligation, Unified School District, Zero Coupon, 11/1/2018 (a)	3,050,000	1,703,852
Castaic Lake, CA, Water & Sewer Revenue, Water System Improvement Project, Series A, 7.25%, 8/1/2007 (a)	1,000,000	1,063,800
Center, CA, School District General Obligation, Unified School District, Series C, Zero Coupon, 9/1/2014 (a)	2,240,000	1,545,286
Chabot-Las Positas, CA, Community College District, Election of 2004:
Series A, 5.0%, 8/1/2023 (a)	4,445,000	4,666,317
Series A, 5.0%, 8/1/2024 (a)	4,635,000	4,852,103
Chino Basin, CA, Water & Sewer Revenue, Regional Financing Authority, 5.9%, 8/1/2011 (a)	1,290,000	1,442,259
Contra Costa County, CA, GNMA Mortgage Backed Securities Program, AMT, ETM, 7.75%, 5/1/2022	2,715,000	3,559,582
Corona, CA, Sales & Tax Revenue, Community Facilities District, Series 90-1-A, 5.5%, 9/1/2015 (a)	9,240,000	10,289,572
Corona-Norco, CA, Sales & Tax Revenue, Unified School District Public Financing Authority, Series A, 5.75%, 9/1/2014 (a)	2,750,000	2,855,765

Del Mar, CA, Project Revenue, Race Track Authority, 6.0%, 8/15/2006	400,000	407,448
Dry Creek, CA, School District General Obligation, Joint Elementary School District:
Series A, Zero Coupon, 8/1/2016 (a)	555,000	346,947
Series A, Zero Coupon, 8/1/2021 (a)	1,920,000	927,168
Series A, Zero Coupon, 5/1/2022 (a)	1,385,000	639,732
Encinitas, CA, State General Obligation, Unified School District, Zero Coupon, 8/1/2017 (a)	4,000,000	2,379,200
Escondido, CA, School District General Obligation, Unified High School District:
Zero Coupon, 5/1/2015 (a)	3,165,000	2,097,256
Zero Coupon, 5/1/2016 (a)	3,335,000	2,104,652
ETM, Zero Coupon, 11/1/2017 (a)	5,500,000	3,278,880
Zero Coupon, 11/1/2018 (a)	4,605,000	2,568,623
Escondido, CA, Unified High School District, ETM, Zero Coupon, 11/1/2020 (a)	7,000,000	3,567,130
Foothill, CA:
ETM, Zero Coupon, 1/1/2018 (a)	10,000,000	5,881,600
ETM, Zero Coupon, 1/1/2020 (a) (b)	10,000,000	5,291,500
Series A, Prerefunded, 7.15%, 1/1/2013	975,000	1,131,761
Foothill, CA, Eastern Corridor Agency, Series A, ETM, Zero Coupon, 1/1/2020	6,100,000	3,227,815
Foothill, CA, School District General Obligation, Zero Coupon, 8/1/2016 (a)	4,755,000	2,953,949
Foothill, CA, Transportation/Tolls Revenue, Eastern Corridor Agency:
Step-up Coupon, 0% to 7/15/2009, 5.8% to 1/15/2020 (a)	6,500,000	5,982,535
Step-up Coupon, 0% to 7/15/2009, 5.875% to 1/15/2026	5,000,000	4,279,100
Zero Coupon, 1/15/2017 (a)	5,975,000	3,441,540
Zero Coupon, 1/15/2018 (a)	6,250,000	3,393,250
Zero Coupon, 1/15/2025	10,000,000	3,343,300
Series A, Prerefunded, 6.0%, 1/1/2016	6,000,000	6,603,480
Series A, Prerefunded, 7.1%, 1/1/2011	6,000,000	6,953,340
Series A, Prerefunded, 7.15%, 1/1/2014	2,875,000	3,337,243
Fresno, CA, School District General Obligation, Unified School District:
Series C, 5.9%, 2/1/2017 (a)	1,760,000	2,041,336
Series A, 6.4%, 8/1/2016 (a)	2,000,000	2,363,780
Grossmont, CA, Union High School District, Election of 2004, 5.375%, 8/1/2017 (a)	2,840,000	3,101,450
Healdsburg, CA, School District General Obligation, Unified School District, Zero Coupon, 7/15/2014 (a)	400,000	277,560
Hesperia, CA, Public Financing Authority Revenue, 1993 Street Improvement Project, 3.0% *, 10/1/2023, Bank of America NA (c)	240,000	240,000
Las Virgenes, CA, School District General Obligation, Unified School District:
Series A, Zero Coupon, 11/1/2013 (a)	2,150,000	1,552,623
Series A, Zero Coupon, 11/1/2014 (a)	1,050,000	718,872
Series A, Zero Coupon, 11/1/2015 (a)	1,275,000	827,411
Zero Coupon, 11/1/2016 (a)	1,500,000	926,940
Long Beach, CA, Bond Finance Authority Revenue, Redevelopment Housing & Gas Utilities Financing:
Series A-1, 5.0%, 8/1/2025 (a)	2,300,000	2,379,189
Series A-1, 5.0%, 8/1/2030 (a)	10,085,000	10,329,057
Long Beach, CA, Port Authority Revenue, AMT:
Series A, 5.75%, 5/15/2016	12,570,000	13,493,266
Series A, 6.0%, 5/15/2017 (a)	1,500,000	1,704,735
Series A, 6.0%, 5/15/2018 (a)	4,000,000	4,561,200
Los Angeles County, CA, Core City General Obligation Lease, Convention and Exhibition Center Authority, Series A, 6.125%, 8/15/2011 (a)	1,000,000	1,129,620
Los Angeles County, CA, General Obligation Lease, Disney Parking Project, Zero Coupon, 3/1/2008	2,780,000	2,546,814
Los Angeles, CA, Airport Revenue, AMT:
Series A, 5.5%, 8/1/2014 (a)	6,895,000	7,409,160
Series B, 5.5%, 8/1/2016 (a)	6,500,000	6,933,810
Los Angeles, CA, Convention and Exhibition Center Authority, Certificates of Participation, Prerefunded, 9.0%, 12/1/2020	1,000,000	1,000,160

Los Angeles, CA, Core City General Obligation Lease, General Services, State Building Authority, Series A, 5.6%, 5/1/2008	7,000,000	7,341,600
Los Angeles, CA, Pollution Control Revenue, 6.0%, 6/1/2021(a)	2,000,000	2,398,260
Los Angeles, CA, Port Authority Revenue, Harbor Revenue, AMT, Series B, 6.25%, 8/1/2026 (a)	2,320,000	2,385,238
Los Angeles, CA, State General Obligation:
5.5%, 7/1/2014 (a)	14,340,000	15,818,454
Series E, 5.5%, 7/1/2017 (a)	5,000,000	5,544,750
Los Angeles, CA, Transportation/Tolls Revenue, Series B, 5.25%, 7/1/2015 (a)	11,800,000	12,807,484
Los Angeles, CA, Union School District, Series A, 5.375%, 7/1/2018 (a)	1,030,000	1,122,546
Los Angeles, CA, Union School District, General Obligation, 5.625%, 7/1/2018 (a)	4,990,000	5,472,084
Los Angeles, CA, Water & Power Revenue, Series B-6, 2.95% *, 7/1/2034	200,000	200,000
Lucia Mar, CA, School District General Obligation, Series A, Zero Coupon, 8/1/2016 (a)	1,000,000	625,130
Merced, CA, School District General Obligation, High School District:
Series A, Zero Coupon, 8/1/2014 (a)	2,045,000	1,413,831
Series A, Zero Coupon, 8/1/2015 (a)	2,090,000	1,369,222
Series A, Zero Coupon, 8/1/2016 (a)	2,140,000	1,333,605
Midpeninsula Regional Open Space District, CA, Other General Obligation Lease, Zero Coupon, 9/1/2020 (a)	1,190,000	603,116
Millbrae, CA, Senior Care Revenue, Magnolia of Millbrae Project, AMT, Series A, 7.375%, 9/1/2027	3,805,000	3,889,547
Modesto, CA, General Obligation Lease, Community Project, Series A, 5.6%, 11/1/2014 (a)	1,370,000	1,543,771
Montebello, CA, School District General Obligation, Unified School District, Zero Coupon, 8/1/2013 (a)	1,945,000	1,420,142
Moreno Valley, CA, Special Assessment Revenue, Towngate Community Facilities District, Special Tax:
6.5%, 12/1/2009	3,025,000	3,060,544
7.125%, 10/1/2023	2,810,000	2,831,440
Murrieta Valley, CA, School District General Obligation, Unified School District, Series A, Zero Coupon, 9/1/2016 (a)	2,500,000	1,555,300
Northern California, Power Agency, Prerefunded, 7.0%, 7/1/2016	210,000	261,164
Oakland, CA, Port Authority Revenue, AMT, 5.75%, 11/1/2014 (a)	2,500,000	2,679,925
Palmdale, CA, School District General Obligation, School Building Project, Zero Coupon, 10/1/2019 (a)	1,420,000	747,090
Pomona, CA, Unified School District, Series B, ETM, 6.25%, 8/1/2014 (a)	1,020,000	1,206,517
Redondo Beach, CA, Project Revenue, South Bay Center Redevelopment Project:
7.0%, 7/1/2016	1,000,000	1,032,640
7.125%, 7/1/2026	2,000,000	2,063,540
Redwood City, CA, School District General Obligation, Elementary School District, Zero Coupon, 8/1/2017 (a)	1,635,000	972,498
Richmond, CA, Other General Obligation Lease, Joint Powers Finance Authority:
5.875%, 9/1/2006	135,000	135,691
6.6%, 9/1/2016	1,000,000	1,022,900
Richmond, CA, Water & Sewer Revenue, Zero Coupon, 8/1/2020 (a)	2,495,000	1,269,381
Riverside County, CA, Hospital & Healthcare Revenue, Asset Leasing Corp.:
Zero Coupon, 6/1/2015 (a)	1,750,000	1,140,353
Zero Coupon, 6/1/2016 (a)	2,395,000	1,482,721
Sacramento County, CA, Resource Recovery Revenue, Sanitation District Financing Authority, Series A, 6.0%, 12/1/2014	5,000,000	5,594,300
Sacramento County, CA, Sales & Special Tax Revenue, Community Facilities District No. 1:
5.5%, 12/1/2010	1,085,000	1,129,767
6.0%, 9/1/2011	850,000	886,839
6.125%, 9/1/2014	605,000	630,289
6.3%, 9/1/2021	1,500,000	1,549,725
Sacramento, CA, Electric Revenue, Municipal Utility District:
Series K, 5.75%, 7/1/2018 (a) (b)	5,170,000	5,971,660
Series G, 6.5%, 9/1/2013 (a)	1,270,000	1,466,025
Sacramento, CA, Electric Revenue, Power Authority, Cogeneration Project, 6.0%, 7/1/2022 (a)	5,000,000	5,181,800

Sacramento, CA, Housing Authority, Multi-Family Revenue, Freemont Mews Apartments, Series D, AMT, 3.05% *, 11/1/2038, Wachovia Bank NA (c)	1,450,000	1,450,000
Sacramento, CA, Other General Obligation Lease, City Financing Authority:
Series B, 5.0%, 11/1/2014	4,200,000	4,492,194
Series A, 5.4%, 11/1/2020 (a)	5,000,000	5,639,200
Sacramento, CA, Project Revenue, City Financing Authority, Convention Center Hotel, Series A, 6.25%, 1/1/2030	10,000,000	10,448,700
Sacramento, CA, Sales & Special Tax Revenue, Finance Authority, Series B, Zero Coupon, 11/1/2016 (a)	2,685,000	1,659,223
Saddleback Valley, CA, Sales & Special Tax Revenue, Unified School District, Public Financing Authority:
Series A, 6.0%, 9/1/2013 (a)	1,000,000	1,145,600
Series A, 6.0%, 9/1/2014 (a)	2,195,000	2,534,237
Series A, 6.0%, 9/1/2015 (a)	1,000,000	1,156,190
Salinas, CA, Other General Obligation Lease, Capital Improvement Projects, Series A, 5.625%, 10/1/2017	2,000,000	2,122,540
Salinas, CA, School District General Obligation, Series A, 5.375%, 6/1/2022 (a) (b)	2,700,000	2,934,495
San Bernardino, CA, County General Obligation, Medical Center Financing Project:
5.5%, 8/1/2017 (a) (b)	3,965,000	4,380,849
6.0%, 8/1/2009 (a)	3,000,000	3,205,440
San Bernardino, CA, Other Revenue Lease:
Series A, 5.25%, 11/1/2013 (a)	3,115,000	3,394,540
Series A, 5.25%, 11/1/2014 (a)	2,330,000	2,545,711
San Bruno Park, CA, School District, General Obligation:
Zero Coupon, 8/1/2014 (a)	1,010,000	697,334
Zero Coupon, 8/1/2016 (a)	1,000,000	622,270
Zero Coupon, 8/1/2017 (a)	1,000,000	591,140
Zero Coupon, 8/1/2019 (a)	1,100,000	586,036
San Diego CA, School District General Obligation, 5.25%, 7/1/2018 (a)	1,600,000	1,749,792
San Diego, CA, School District General Obligation, Election of 1998:
Series B, 6.0%, 7/1/2019 (a)	3,350,000	3,967,405
Series B, 6.05%, 7/1/2018 (a)	770,000	910,032
San Francisco, CA, Bay Area Rapid Transit District, Sales Tax Revenue:
Prerefunded, 5.25%, 7/1/2016 (a)	845,000	918,295
5.25%, 7/1/2016 (a)	305,000	328,412
San Francisco, CA, Core City General Obligation, 5.375%, 6/15/2017 (a)	1,540,000	1,675,412
San Joaquin Hills, CA, Transportation Corridor Agency:
ETM, Zero Coupon, 1/1/2010	1,500,000	1,292,355
ETM, Zero Coupon, 1/1/2014	3,680,000	2,644,154
ETM, 7.4%, 1/1/2007	6,000,000	6,272,220
San Joaquin Hills, CA, Transportation/Tolls Revenue, Transportation Corridor Agency:
Series A, Zero Coupon, 1/15/2015 (a)	12,065,000	8,117,091
Series A, Zero Coupon, 1/15/2016 (a)	3,485,000	2,232,979
Series A, Zero Coupon, 1/15/2017 (a)	3,965,000	2,418,095
Series A, Zero Coupon, 1/15/2018 (a)	2,640,000	1,530,012
Series A, Zero Coupon, 1/15/2019 (a)	3,185,000	1,751,113
San Jose, CA, School District General Obligation, Santa Clara County, Series D, 5.25%, 8/1/2016 (a)	3,060,000	3,297,425
San Jose, CA, School District General Obligation, Unified School District:
Series A, Zero Coupon, 8/1/2015 (a)	2,570,000	1,686,871
Series A, Zero Coupon, 8/1/2017 (a)	1,350,000	802,980
San Juan, CA, San Juan Project, Series D, ETM, 6.75%, 7/1/2020 (a)	1,835,000	2,191,724
San Ysidro, CA, School District General Obligation, 6.125%, 8/1/2021 (a)	1,400,000	1,612,380
Santa Ana, CA, Other General Obligation, Police Administration and Holding Facility, Series A, 6.25%, 7/1/2024 (a)	2,000,000	2,433,560
Santa Barbara, CA, High School District, Election 2000, Series B, 5.0%, 8/1/2029 (a)	6,430,000	6,684,049
Santa Clara County, CA, Hospital & Healthcare Revenue, Financing Authority, VMC Replacement Project, Series A, 7.75%, 11/15/2008 (a)	3,250,000	3,648,027

Santa Cruz County, CA, County General Obligation Lease, Capital Facilities Project:
5.5%, 9/1/2017 (a)	1,005,000	1,128,625
5.5%, 9/1/2018 (a)	1,060,000	1,194,355
5.6%, 9/1/2019 (a)	1,115,000	1,274,858
5.6%, 9/1/2020 (a)	1,180,000	1,355,289
5.65%, 9/1/2024 (a)	1,445,000	1,680,997
5.65%, 9/1/2025 (a)	1,520,000	1,774,448
5.65%, 9/1/2026 (a)	1,605,000	1,877,256
Santa Margarita/Dana Point, CA, Special Assessment Revenue, Improvement District Authority:
Series B, 7.25%, 8/1/2012 (a)	3,675,000	4,437,158
Series B, 7.25%, 8/1/2013 (a)	3,400,000	4,169,250
Santa Margarita/Dana Point, CA, Special Assessment Revenue, Improvement District Authority 1-2-2A and 8, Series A, 7.25%, 8/1/2006 (a)	465,000	477,588
Santaluz, CA, Sales & Special Tax Revenue, Santaluz Community Facilities No. 2:
6.25%, 9/1/2021	1,995,000	2,025,623
6.375%, 9/1/2030	4,965,000	5,034,063
Southern California, Electric Revenue, Public Power Authority, Power Project, 6.75%, 7/1/2010	6,000,000	6,728,880
Southern California, Electric Revenue, Public Power Authority, Transmission Project, Zero Coupon, 7/1/2015	2,000,000	1,293,280
Southern California, Metropolitan Water District, Waterworks Revenue:
Series A, 5.75%, 7/1/2021	1,120,000	1,299,558
Series A, ETM, 5.75%, 7/1/2021	880,000	996,934
Tahoe Truckee, CA, School District General Obligation, Unified School District Capital Improvement, Series A, Zero Coupon, 8/1/2022 (a)	3,600,000	1,643,400
Temple City, CA, School District General Obligation, Series A, Zero Coupon, 8/1/2015 (a)	1,250,000	820,463
Ukiah, CA, School District General Obligation, Unified School District, Zero Coupon, 8/1/2016 (a)	2,000,000	1,250,260
West Covina, CA, Sales & Special Tax Revenue, Fashion Plaza, 5.75%, 9/1/2009	865,000	922,765

		678,440,414
Puerto Rico 6.4%
Commonwealth of Puerto Rico, Infrastructure Financing Authority, Series C, 5.5%, 7/1/2015 (a)	1,165,000	1,310,369
Puerto Rico, Electric Revenue, Electric Power Authority:
Series JJ, 5.375%, 7/1/2017 (a)	10,605,000	11,836,559
Series KK, 5.5%, 7/1/2016 (a)	10,000,000	11,316,200
Puerto Rico, Industrial Development Revenue, Industrial Tourist Educational, Medical & Environmental Central Facilities:
Series A, 5.625%, 7/1/2015 (a)	2,190,000	2,383,596
Series A, 5.625%, 7/1/2016 (a)	2,215,000	2,405,423
5.625%, 7/1/2017 (a)	2,345,000	2,541,441
Puerto Rico, Public Buildings Authority Revenue, Government Facilities, Series A, ETM, 6.25%, 7/1/2013 (a)	1,000,000	1,161,190
Puerto Rico, Sales & Special Tax Revenue, Commonwealth Infrastructure Finance Authority, Series A, 5.5%, 10/1/2020	2,000,000	2,178,900
Puerto Rico, Sales & Special Tax Revenue, Highway and Transportation Authority:
Series Z, 6.0%, 7/1/2018 (a)	7,250,000	8,589,655
Series Z, 6.25%, 7/1/2014 (a)	1,000,000	1,173,620
Series A, 6.25%, 7/1/2016 (a)	750,000	893,377
Puerto Rico, State General Obligation:
5.5%, 7/1/2015 (a)	3,665,000	4,122,319
5.65%, 7/1/2015 (a)	1,000,000	1,134,020
6.5%, 7/1/2015 (a)	4,000,000	4,819,680

		55,866,349
Virgin Islands 0.9%
Virgin Islands, Sales & Special Tax Revenue, Public Finance Authority, Series A, 6.5%, 10/1/2024	7,500,000	8,324,325

Total Municipal Bonds and Notes (Cost $684,175,774)		742,631,088

Municipal Inverse Floating Rate Notes 13.7%
California 10.0%
Big Bear Lake, CA, Water & Sewer Revenue:
Rites-PA 597B, Series A, 144A, 8.735%, 4/1/2015, Leverage Factor at purchase date: 2 to 1 (a)	6,750,000	9,224,820
Rites-PA 597A, Series B, 144A, 8.753%, 10/1/2010, Leverage Factor at purchase date: 2 to 1 (a)	1,700,000	2,172,668
California, Electric Revenue, Department Water Supply, Series 309, 144A, 7.45%, 5/1/2018, Leverage Factor at purchase date: 2 to 1 (a)	7,500,000	9,121,875
California, State Department Water Resources Revenue, Series 1156-2, 38.155%, 12/1/2018, Leverage Factor at purchase date: 8 to 1 (a)	500,000	1,206,500
California, State Economic Recovery, Rites-PA 1262, 144A, 6.71%, 1/1/2012, Leverage Factor at purchase date: 2 to 1 (a)	7,650,000	8,838,581
Long Beach, CA, Sales & Special Tax Revenue:
Rites-PA 651B, 144A, AMT, 8.726%, 5/15/2015, Leverage Factor at purchase date: 2 to 1 (a)	5,300,000	6,851,363
Rites-PA 651A, 144A, AMT, 8.726%, 5/15/2016, Leverage Factor at purchase date: 2 to 1 (a)	4,215,000	5,324,388
Los Angeles, CA, Higher Education Revenue, Unified School District, Rites-PA 117, 144A, 7.19%, 1/1/2011, Leverage Factor at purchase date: 2 to 1 (a)	3,125,000	3,623,156
Los Angeles, CA, School District General Obligation Lease, Unified School District:
Rites-PA 589A, 144A, 8.735%, 7/1/2009, Leverage Factor at purchase date: 2 to 1 (a)	3,170,000	4,048,946
Rites-PA 589B, 144A, 8.735%, 7/1/2010, Leverage Factor at purchase date: 2 to 1 (a)	1,485,000	1,929,965
Rites-PA 589C, 144A, 8.735%, 7/1/2014, Leverage Factor at purchase date: 2 to 1 (a)	2,910,000	3,838,057
Rites-PA 589D, 144A, 8.735%, 1/1/2012, Leverage Factor at purchase date: 2 to 1 (a)	3,560,000	4,749,182
Los Angeles, CA, State General Obligation, Sanitation Distribution Financing Authority Revenue, Rites-PA 826, 144A, 6.74%, 10/1/2021, Leverage Factor at purchase date: 2 to 1 (a)	5,950,000	6,645,853
Pasadena, CA, Unified School District:
Series 1159, 38.155%, 11/1/2018, Leverage Factor at purchase date: 7 to 1 (a)	300,000	807,870
Series 1159, 38.155%, 11/1/2019, Leverage Factor at purchase date: 7 to 1 (a)	200,000	518,980
San Francisco, CA, Airport Revenue:
Rites-PA 662B, 8.206%, 5/1/2012, Leverage Factor at purchase date: 2 to 1	1,285,000	1,479,986
Rites-PA 662C, 8.206%, 5/1/2013, Leverage Factor at purchase date: 2 to 1	1,365,000	1,591,372
Rites-PA 662I, 8.206%, 5/1/2013, Leverage Factor at purchase date: 2 to 1	1,535,000	1,789,564
Rites-PA 662E, 8.225%, 5/1/2015, Leverage Factor at purchase date: 2 to 1	1,530,000	1,753,166
Rites-PA 662H, 8.226%, 5/1/2012, Leverage Factor at purchase date: 2 to 1	1,445,000	1,664,264
Rites-PA 662F, 8.456%, 5/1/2016, Leverage Factor at purchase date: 2 to 1	1,625,000	1,882,384
Rites-PA 662A, 8.706%, 5/1/2011, Leverage Factor at purchase date: 2 to 1	1,080,000	1,277,424
Rites-PA 662G, 8.728%, 5/1/2011, Leverage Factor at purchase date: 2 to 1	1,365,000	1,614,522
Rites-PA 662D, 8.88%, 5/1/2014, Leverage Factor at purchase date: 2 to 1	1,445,000	1,684,639
San Jose, CA, Redevelopment Agency Tax Allocation, Series 1005, 37.87%, 2/1/2013, Leverage Factor at purchase date: 8 to 1 (a)	1,000,000	2,202,500
Southern California, Public Power Authority Project Revenue, Series 374-1, 25.7%, 1/1/2013, Leverage Factor at purchase date: 6 to 1 (a)	1,000,000	2,028,040

		87,870,065
Puerto Rico 3.7%
Puerto Rico, Electric Revenue, Electric Power Authority, Rites-PA 1044, 144A, 12.68%, 7/1/2015, Leverage Factor at purchase date: 3 to 1 (a)	6,250,000	9,369,625
Puerto Rico, Sales & Special Tax Revenue, Rites-PA 620B, 144A, 8.765%, 7/1/2014, Leverage Factor at purchase date: 2 to 1 (a)	5,000,000	6,570,800
Puerto Rico, Sales & Special Tax Revenue, Municipal Finance Agency:
Rites-PA 944B, 144A, 7.847%, 7/1/2020, Leverage Factor at purchase date: 2 to 1 (a)	6,625,000	8,512,329
Rites-PA 645B, 144A, 8.24%, 8/1/2013, Leverage Factor at purchase date: 2 to 1 (a)	2,395,000	2,812,113
Rites-PA 645C, 144A, 8.535%, 8/1/2014, Leverage Factor at purchase date: 2 to 1 (a)	2,500,000	2,956,775

Rites-PA 645D, 144A, 8.785%, 8/1/2015, Leverage Factor at purchase date: 2 to 1 (a)	2,225,000	2,655,360

		32,877,002

Total Municipal Inverse Floating Rate Notes (Cost $108,164,358)		120,747,067

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 792,340,132)	98.1	863,378,155
Other Assets and Liabilities, Net	1.9	16,970,785

Net Assets	100.0	880,348,940

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of November 30, 2005.

(a)	Bond is insured by one of these companies:

Insurance Coverage	As a % of Total
Investment Portfolio
Ambac Financial Group	8.3
Financial Guaranty Insurance Company	10.2
Financial Security Assurance Inc.	12.5
MBIA Corporation	28.2
RaDain asset Assurance	1.3
XL Capital Assurance Inc.	1.4

(b) All or a portion of these securities represent collateral held in connection with open interest rate swaps.
(c) Security incorporates a letter of credit from a major bank.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized by US Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

Prerefunded: Bonds which are prerefunded are collateralized by US Treasury securities which are held in escrow and are used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

RITES: Residual Interest Tax Exempt Security

At November 30, 2005, open interest rate swaps were as follows:

Effective/ Expiration Dates	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Net Unrealized Appreciation ($)

4/12/2006 4/12/2015	25,000,000 1	Fixed — 3.80%	Floating —BMA	113,490
4/12/2006 4/12/2015	15,800,000 2	Fixed — 4.941%	Floating —LIBOR	125,899
12/15/2005 6/15/2015	21,600,000 3	Fixed — 4.545%	Floating —LIBOR	810,235
1/19/2006 7/19/2015	21,800,000 4	Fixed — 4.662%	Floating —LIBOR	632,123
1/26/2006 7/26/2015	21,700,000 2	Fixed — 4.737%	Floating —LIBOR	507,379

1/31/2006 7/31/2015	11,000,000 4	Fixed — 4.731%	Floating —LIBOR	263,470
6/13/2006 6/13/2016	9,250,000 5	Fixed — 4.504%	Floating —LIBOR	412,079
2/22/2006 2/22/2017	13,800,000 6	Fixed — 4.741%	Floating —LIBOR	404,960
12/8/2005 6/8/2017	14,500,000 1	Fixed — 4.446%	Floating —LIBOR	807,982
12/15/2005 6/15/2017	18,400,000 1	Fixed — 4.682%	Floating —LIBOR	652,192
6/22/2006 6/22/2019	7,000,000 2	Fixed — 4.577%	Floating —LIBOR	371,860
7/18/2006 7/18/2019	11,750,000 6	Fixed — 4.798%	Floating —LIBOR	386,152

Total net unrealized appreciation on open interest rate swaps				5,487,821

Counterparties:

1	Morgan Stanley

2	JPMorgan Chase Bank

3	Merrill Lynch

4	Goldman Sachs & Co.

5	Lehman Brothers, Inc.

6	Citibank NA

BMA: Represents the Bond Market Association

LIBOR: Represents the London InterBank Offered Rate.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Scudder California Tax-Free Income Fund, a series of Scudder State Tax-Free Income Series

By:	/s/Vincent J. Esposito
Vincent J. Esposito

President

Date:	January 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	Scudder California Tax-Free Income Fund, a series of Scudder State Tax-Free Income Series

By:	/s/Vincent J. Esposito
Vincent J. Esposito

President

Date:	January 23, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 January 23, 2006